Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities as of December 31, 2014 and 2013 consists of the following (in millions):

	2014	2013
Salaries and incentives	$137.6	$163.7
Accrued benefits and payroll taxes	53.9	58.9
Trade accounts payable	186.8	147.0
Accrued claims and claims payable	20.8	26.8
Accrued interest payable	21.8	40.9
Taxes other than income tax	47.5	45.4
Capco acquisition related liabilities	61.1	69.4
Other accrued liabilities	200.8	215.9
Total accounts payable and accrued liabilities	$730.3	$768.0